Finance expense	12 Months Ended
Dec. 31, 2019
Disclosure Of Finance Cost [Abstract]
Finance expense
23.	Finance expense
	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Cash finance expense
Interest on Syndicated Credit Agreement	1,746	—	—
Interest on Credit Facilities	1,818	437	—
Interest on Term Debt Facility	5,714	—	—
Interest on Senior Convertible Notes	375	—	—
Interest on Convertible Notes	2,574	421	—
Interest on other debt	1,651	1,659	—
Other finance costs	2,659	399	75
	16,537	2,916	75
Non-cash finance expense
Accretion	6,696	594	—
Amortization of debt issue costs	1,730	172	—
Interest on Senior Convertible Notes	1,903	—	—
Loss on derivative liabilities	1,649	—	—
Loss on extinguishment of debt issue costs	488	—	—
Other	475	151	—
	12,941	917	—
Less: interest capitalized relating to CIP (note 10)	(1,280)	(2,036)	—
	28,198	1,797	75